Long-Term Debt, Annual Principal Payments (Details) - Nonrelated Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Annual Principal Payments [Abstract]
2025	$ 1,041,560
2026	1,041,560
2027	1,041,560
2028	520,780
Total long-term debt, net of deferred finance costs	3,645,460
Interest incurred on long-term debt	$ 3,700,000	$ 9,800,000	$ 6,800,000
Long-Term Debt [Member]
Annual Principal Payments [Abstract]
Weighted average interest rate	8.70%	8.50%	5.10%